Premises and Equipment - Components of Premises and Equipment Included in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 34,636	$ 33,802
Less accumulated depreciation	11,528	11,245
Premises and equipment, net	23,108	22,557
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	6,526	5,560
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	575	558
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	20,257	20,257
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	582
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 6,696	$ 7,427